SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
CHANGE IN NET OPERATING ASSETS AND LIABILITIES

	Years ended December 31
(In millions of dollars)	2022	2021

Accounts receivable, excluding financing receivables	(201)	(78)
Financing receivables	(162)	(840)
Contract assets	8	417
Inventories	98	(56)
Other current assets	25	13
Accounts payable and accrued liabilities	36	556
Contract and other liabilities	44	25

Total change in net operating assets and liabilities	(152)	37